CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
REVENUE
Loan fees	152,430	137,994	136,623
Other income - Note 6	38,335	49,418	53,276
Revenues	190,765	187,412	189,899
BRANCH OPERATING EXPENSES
Salaries and benefits	58,653	65,944	67,017
Provision for credit losses - Note 5	36,607	31,004	2,559
Retention payments	11,659	9,968	26,786
Selling, general and administrative	20,449	23,595	24,109
Rent	18,581	18,940	18,427
Advertising and promotion	6,307	5,180	5,941
Depreciation of property and equipment	6,366	6,843	6,803
Operating expenses	158,622	161,474	151,642
BRANCH OPERATING MARGIN	32,143	25,938	38,257
CORPORATE AND OTHER EXPENSES
Corporate expenses	(38,142)	(22,684)	(18,641)
Interest expense	(18,583)	(12,339)	(616)
Depreciation of property and equipment	1,794	835	1,146
Amortization of intangible assets	(7,517)	(5,138)	(965)
Branch closure costs - Note 7	123	1,574	0
Impairment of property and equipment - Note 8	1,236	3,425	0
Expense to settle pre-existing relationships with third-party lenders - Note 3	0	(36,820)	0
INCOME (LOSS) BEFORE INCOME TAXES	(35,252)	(56,877)	16,889
INCOME TAXES - NOTE 12
Current expense (recovery)	(12,429)	(3,571)	6,157
Deferred expense (recovery)	12,709	(9,784)	153
Total income tax provision (recovery)	280	(13,355)	6,310
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	(35,532)	(43,522)	10,579
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Note 17
Basic (in shares)	17,564,292	17,431,809	17,259,196
Diluted (in shares)	17,564,292	17,431,809	17,663,380
BASIC EARNINGS (LOSS) PER SHARE
Net income (loss) and comprehensive income (loss) (in dollars per share)	(2.02)	(2.50)	0.61
Net income (loss) and comprehensive income (loss) (in dollars per share)	(2.02)	(2.50)	0.60